UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2019

WESTERN ASSET

NEW YORK TAX FREE MONEY MARKET FUND

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal, New York state and New York City personal income taxes*, preservation of capital and liquidity.

*

A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset New York Tax Free Money Market Fund for the six-month reporting period ended February 28, 2019. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 29, 2019

II	Western Asset New York Tax Free Money Market Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended February 28, 2019 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that second quarter 2018 U.S. gross domestic product (“GDP”)i growth was 4.2% — the strongest reading since the third quarter of 2014. Third quarter 2018 GDP growth was 3.4%. Finally, the U.S. Department of Commerce’s final reading for fourth quarter 2018 GDP growth, released after the reporting period ended, was 2.2%. Moderating growth in the fourth quarter of 2018 was attributed to decelerations in private inventory investment, personal consumption expenditures (“PCE”) and federal government spending, along with a downturn in state and local government spending. These factors were partly offset by an upturn in exports and an acceleration in nonresidential fixed investment. Furthermore, imports increased less in the fourth quarter than in the third quarter of 2018.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on February 28, 2019, the unemployment rate was 3.8%, versus 3.7% when the period began. This modest uptick was partially due to an increase in the workforce participation rate. The percentage of longer-term unemployed declined during the reporting period. In February 2019, 20.4% of Americans looking for a job had been out of work for more than six months, versus 22.9% when the period began.

Western Asset New York Tax Free Money Market Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed continued tightening its monetary policy, as it raised interest rates twice during the reporting period and further reduced its balance sheet. As widely expected, the Fed raised the federal funds rateiii at its meetings that ended on September 26, 2018 (to a range between 2.00% and 2.25%) and December 19, 2018 (to a range between 2.25% and 2.50%). However, at its meeting that concluded on January 30, 2019, the Fed kept interest rates on hold and said, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate ….” Finally, at its meeting that concluded on March 20, 2019 — after the reporting period ended — most Federal Open Market Committee (“FOMC”)iv members indicated that they did not feel additional rate hikes would be needed in 2019.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term U.S. Treasury yields declined during the six-month reporting period ended February 28, 2019. The yield for the two-year Treasury note began the reporting period at 2.62% and ended the period at 2.52%. The low for the period of 2.39% took place on January 3, 2019, and the peak for the period of 2.98% occurred on November 8, 2018. The yield for the ten-year Treasury began the reporting period at 2.86% and ended the period at 2.73%. The low for the period of 2.56% took place on January 3, 2019, and the high for the period of 3.24% took place on November 8, 2018.

Q. What factors impacted money market yields during the reporting period?

A. While the Fed raised rates during the reporting period, the yields available from money market securities remained relatively modest during the six months ended February 28, 2019.

Performance review

As of February 28, 2019, the seven-day current yield for Class N shares of Western Asset New York Tax Free Money Market Fund was 1.00% and the seven-day effective yield, which reflects compounding, was 1.01%.1

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset New York Tax Free Money Market Fund Yields as of February 28, 2019 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class N	1.00%	1.01%
Class A	1.16%	1.16%

The performance shown represents past performance. Past performance is no

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

IV	Western Asset New York Tax Free Money Market Fund

guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class N shares would have been 0.64% and 0.65%, respectively, and the seven-day current yield and the seven-day effective yield for Class A shares would have been 1.04% and 1.05%, respectively.

The manager has voluntarily undertaken to limit fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 29, 2019

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If one or more money market funds were to incur a sizeable loss or impose fees on redemptions or suspend redemptions, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Western Asset New York Tax Free Money Market Fund	V

Investment commentary (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Federal Open Market Committee (“FOMC”) is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

VI	Western Asset New York Tax Free Money Market Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of February 28, 2019 and August 31, 2018. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2018 and held for the six months ended February 28, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class N	0.41%	$1,000.00	$1,004.10	0.75%	$3.73	Class N	5.00%	$1,000.00	$1,021.08	0.75%	$3.76
Class A	0.49	1,000.00	1,004.90	0.60	2.98	Class A	5.00	1,000.00	1,021.82	0.60	3.01

2	Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report

[1]	For the six months ended February 28, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

February 28, 2019

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.9%
Municipal Bonds — 99.9%
Education — 8.8%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., Series B, Refunding, LOC - HSBC Bank USA N.A.	1.780%	10/1/35	$1,630,000	$1,630,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, Series A, SPA - Bank of New York Mellon	1.630%	7/1/33	1,825,000	1,825,000	(a)(b)
Cornell University, Series B, SPA - Bank of New York Mellon	1.630%	7/1/33	1,710,000	1,710,000	(a)(b)
Non-State Supported Debt, Rockefeller University, Series A, SPA - JPMorgan Chase	1.750%	7/1/39	400,000	400,000	(a)(b)
Onondaga County, NY, Trust for Cultural Resource Revenue, Syracuse University Project, Series A, LOC - Wells Fargo Bank N.A.	1.700%	12/1/29	5,245,000	5,245,000	(a)(b)
Total Education				10,810,000
Finance — 6.1%
Build NYC Resource Corp. Revenue, Asia SOC Project V, Refunding, LOC - TD Bank N.A.	1.640%	4/1/45	175,000	175,000	(a)(b)
New York City, NY, TFA Revenue:
Future Tax Secured, Series A, SPA - Mizuho Bank Ltd.	1.510%	8/1/43	500,000	500,000	(a)(b)
Future Tax Secured, Series C, SPA - PNC Bank N.A.	1.730%	2/1/32	260,000	260,000	(a)(b)
Future Tax Secured, Subordinated, SPA - JPMorgan Chase	1.560%	8/1/45	2,850,000	2,850,000	(a)(b)
Future Tax Secured, Sustainable, Series C2, SPA - Landesbank Hessen - Thuringen	1.570%	8/1/31	2,250,000	2,250,000	(a)(b)
New York LGAC Revenue, Subordinated Lien-B-7V, Refunding, SPA - JPMorgan Chase	1.750%	4/1/20	1,500,000	1,500,000	(a)(b)
Total Finance				7,535,000
General Obligations - 11.9%
East Moriches, NY, Union Free School District, GO, TAN, State Aid Withholding	3.000%	6/27/19	1,575,000	1,579,772
Herricks, NY, Union Free School District, GO, BAN, State Aid Withholding	2.750%	8/8/19	2,050,000	2,058,384
Nassau County, NY, GO:
Series A, TAN	4.000%	3/15/19	750,000	750,627
Series B, BAN	4.000%	5/15/19	1,500,000	1,506,151
New York City, NY, GO:
Series D-5, LOC - PNC Bank N.A	1.730%	8/1/41	1,150,000	1,150,000	(a)(b)
Subseries G-6, LOC - Mizuho Bank Ltd.	1.590%	4/1/42	3,415,000	3,415,000	(a)(b)
Subseries J-6, LOC - Landesbank Hessen - Thuringen	1.600%	8/1/24	200,000	200,000	(a)(b)

See Notes to Financial Statements.

4	Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
General Obligations — continued
North Babylon, NY, Union Free School District, GO, BAN	2.750%	7/10/19	$2,500,000	$2,508,102
Westchester County, NY, GO, TAN, Series B	3.000%	10/16/19	1,500,000	1,512,574
Total General Obligations				14,680,610
Health Care — 11.3%
Dutchess County, NY, IDA Revenue, Marist College Civic Facility, Series A, LOC - TD Bank N.A.	1.690%	7/1/38	100,000	100,000	(a)(b)
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center, LOC - HSBC Bank USA N.A.	1.790%	10/1/38	880,000	880,000	(a)(b)
Nassau Health Care Corp., NY, Revenue:
Nassau County GTD, Subseries B1, LOC - TD Bank N.A.	1.690%	8/1/29	4,215,000	4,215,000	(a)(b)
Nassau County GTD, Subseries C1, LOC - Wells Fargo Bank N.A.	1.750%	8/1/29	800,000	800,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, Health System, Series D, LOC - JPMorgan Chase	1.710%	2/15/26	1,550,000	1,550,000	(a)(b)
New York State Dormitory Authority Revenue, Non-State Supported Debt, Northern Westchester Association, LOC - TD Bank N.A.	1.690%	11/1/34	935,000	935,000	(a)(b)
Niagara, NY, Area Development Corp Revenue, Niagara Falls Memorial Medical Center, LOC - HSBC Bank USA N.A.	1.730%	11/1/36	3,425,000	3,425,000	(a)(b)
Westchester County, NY, IDA, Civic Facility Revenue, Northern Westchester Hospital, LOC - TD Bank N.A.	1.690%	11/1/24	2,010,000	2,010,000	(a)(b)
Total Health Care				13,915,000
Housing: Multi-Family — 27.4%
New York City, NY, HDC Revenue:
2 Gold Street, Series A, LIQ - FNMA, LOC - FNMA	1.750%	4/15/36	500,000	500,000	(a)(b)
Related West 89th St Development, Series A, LIQ - FNMA, LOC - FNMA	1.800%	11/15/29	2,600,000	2,600,000	(a)(b)(c)
New York City, NY, HDC, MFH Revenue:
Sustainable Neighborhood, LIQ - Citibank N.A.	1.700%	5/1/20	4,550,000	4,550,000	(a)(b)
Sustainable Neighborhood, Series C-4, SPA - Wells Fargo Bank N.A.	1.700%	5/1/57	1,000,000	1,000,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
Parkview II Apartments, Series A, LOC - Citibank N.A.	1.790%	12/1/37	1,655,000	1,655,000	(a)(b)(c)
The Dorado Apartments, Series A, LOC - Citibank N.A.	1.790%	6/1/40	2,670,000	2,670,000	(a)(b)(c)
New York State HFA Revenue:
10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	1.750%	5/1/35	2,065,000	2,065,000	(a)(b)
160 Madison Avenue, Series A, LOC - Landesbank Hessen - Thuringen	1.560%	11/1/46	5,050,000	5,050,000	(a)(b)
250 West 93rd Street, Series 2005-A, LOC - Landesbank Hessen - Thuringen	1.800%	11/1/38	3,000,000	3,000,000	(a)(b)(c)

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

February 28, 2019

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Housing: Multi-Family — continued
42nd & 10th Housing, LIQ - FHLMC, LOC - FHLMC	1.770%	11/1/41	$2,125,000	$2,125,000	(a)(b)(c)
42nd & 10th Housing, LIQ - FHLMC, LOC - FHLMC	1.700%	11/1/41	3,170,000	3,170,000	(a)(b)
55 West 25th Street Housing, Series A, LIQ - FNMA, LOC - FNMA	1.780%	11/15/38	2,000,000	2,000,000	(a)(b)(c)
750 6th Avenue, Series A, LIQ - FNMA, LOC - FNMA	1.800%	5/15/31	2,300,000	2,300,000	(a)(b)(c)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	1.780%	5/15/37	1,100,000	1,100,000	(a)(b)(c)
Total Housing: Multi-Family				33,785,000
Housing: Single-Family — 0.5%
State of New York Mortgage Agency Revenue, Homeowner Mortgage, Series 129, SPA - Royal Bank of Canada	1.820%	10/1/35	685,000	685,000	(a)(b)(c)
Industrial Revenue — 3.4%
Lancaster, NY, IDA, Sealing Devices Inc. Facility, LOC - HSBC Bank USA N.A.	1.810%	12/1/20	480,000	480,000	(a)(b)(c)
New York City, NY, IDA Revenue:
Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC - TD Bank N.A.	1.690%	7/1/25	3,240,000	3,240,000	(a)(b)
PS PIBBS Inc., LOC - JPMorgan Chase	2.140%	6/1/21	455,000	455,000	(a)(b)(c)
Total Industrial Revenue				4,175,000
Life Care Systems — 0.7%
New York State Dormitory Authority Revenue:
Catholic Health System Obligation, Series A, LOC - HSBC Bank USA N.A.	1.770%	7/1/25	755,000	755,000	(a)(b)
Catholic Health System Obligation, Series B, LOC - HSBC Bank USA N.A.	1.770%	7/1/25	100,000	100,000	(a)(b)
Total Life Care Systems				855,000
Power — 3.9%
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Scotiabank	1.800%	6/1/36	2,300,000	2,300,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Scotiabank	1.850%	6/1/36	200,000	200,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	1.800%	11/1/39	2,300,000	2,300,000	(a)(b)(c)
Total Power				4,800,000
Public Facilities — 5.1%
New York City, NY, Trust for Cultural Resources Revenue:
Metropolitan Museum of Art A1	1.680%	10/1/36	2,600,000	2,600,000	(a)(b)
Metropolitan Museum of Art A2	1.680%	10/1/36	800,000	800,000	(a)(b)
The New York Botanical Garden, Series A, Refunding, LOC - JPMorgan Chase	1.680%	7/1/32	2,210,000	2,210,000	(a)(b)

See Notes to Financial Statements.

6	Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Public Facilities — continued
New York State Dormitory Authority Revenue, Metropolitan Museum of Art, Series B	1.620%	7/1/23	$750,000	$750,000	(a)(b)
Total Public Facilities				6,360,000
Tax Allocation — 8.9%
Nassau County, NY, Interim Finance Authority Revenue:
Sales Tax Secured, Series B, SPA - Sumitomo Mitsui Banking	1.730%	11/15/21	5,000,000	5,000,000	(a)(b)
Series C, SPA - BMO Harris Bank N.A.	1.720%	11/15/19	400,000	400,000	(a)(b)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase	1.740%	3/15/33	5,650,000	5,650,000	(a)(b)
Total Tax Allocation				11,050,000
Transportation — 7.9%
MTA, NY, Revenue:
Subseries B-1, LOC - Bank of Tokyo-Mitsubishi UFJ	1.720%	11/1/22	505,000	505,000	(a)(b)
Transportation, BAN, Series A	4.000%	2/3/20	2,000,000	2,036,410
Transportation, Subordinate, Subseries E-1, LOC - US Bank N.A.	1.580%	11/15/50	1,855,000	1,855,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	1.580%	1/1/32	5,330,000	5,330,000	(a)(b)
Total Transportation				9,726,410
Water & Sewer — 4.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second Generation Resolution Fiscal 2016, SPA - Bank of America N.A.	1.550%	6/15/48	2,600,000	2,600,000	(a)(b)
Second Generation Resolution Fiscal 2016, SPA - PNC Bank N.A.	1.560%	6/15/48	2,300,000	2,300,000	(a)(b)
Total Water & Sewer				4,900,000
Total Investments — 99.9% (Cost — $123,277,020#)				123,277,020
Other Assets in Excess of Liabilities — 0.1%				162,498
Total Net Assets — 100.0%				$123,439,518

(a)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

February 28, 2019

Western Asset New York Tax Free Money Market Fund

Abbreviations used in this schedule:

BAN	— Bond Anticipation Notes

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

GTD	— Guaranteed

HDC	— Housing Development Corporation

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TAN	— Tax Anticipation Notes

TFA	— Transitional Finance Authority

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
A-1	57.9%
VMIG1	32.4
SP-1	3.5
NR***	6.2
100.0%

*	As a percentage of total investments.

**

Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

***

The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

8	Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2019

Assets:
Investments, at value	$123,277,020
Cash	38,844
Interest receivable	255,485
Receivable for Fund shares sold	783
Prepaid expenses	29,024
Total Assets	123,601,156

Liabilities:
Distributions payable	36,289
Investment management fee payable	32,355
Service and/or distribution fees payable	10,287
Payable for Fund shares repurchased	856
Trustees’ fees payable	218
Accrued expenses	81,633
Total Liabilities	161,638
Total Net Assets	$123,439,518

Net Assets:
Par value (Note 6)	$1,234
Paid-in capital in excess of par value	123,484,558
Total distributable earnings (loss)	(46,274)
Total Net Assets	$123,439,518

Net Assets:
Class N	$17,507,724
Class A	$105,931,794

Shares Outstanding:
Class N	17,500,674
Class A	105,897,517

Net Asset Value:
Class N	$1.00
Class A	$1.00

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended February 28, 2019

Investment Income:
Interest	$931,589

Expenses:
Investment management fee (Note 2)	266,277
Service and/or distribution fees (Notes 2 and 4)	74,030
Transfer agent fees (Note 4)	33,739
Registration fees	32,192
Fund accounting fees	21,252
Audit and tax fees	16,276
Shareholder reports	12,408
Legal fees	12,299
Custody fees	10,330
Trustees’ fees	1,523
Insurance	1,192
Miscellaneous expenses	1,381
Total Expenses	482,899
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(112,998)
Net Expenses	369,901
Net Investment Income	561,688
Increase in Net Assets From Operations	$561,688

See Notes to Financial Statements.

10	Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2019 (unaudited) and the Year Ended August 31, 2018	2019	2018

Operations:
Net investment income	$561,688	$600,854
Increase in Net Assets From Operations	561,688	600,854

Distributions to Shareholders From (Notes 1 and 5):
Total distributable earnings(a)	(562,892)	(600,698)
Decrease in Net Assets From Distributions to Shareholders	(562,892)	(600,698)

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	95,552,018	254,973,689
Reinvestment of distributions	400,860	395,168
Cost of shares repurchased	(85,001,457)	(207,890,458)
Increase in Net Assets From Fund Share Transactions	10,951,421	47,478,399
Increase in Net Assets	10,950,217	47,478,555

Net Assets:
Beginning of period	112,489,301	65,010,746
End of period(b)	$123,439,518	$112,489,301

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 8. For the year ended August 31, 2018, distributions from net investment income were $600,698.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 8. For the year ended August 31, 2018, end of year net assets included overdistributed net investment income of $(35,437).

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class N Shares[1]	2019[2]		2018	2017		2016		2015		2014

Net asset value, beginning of period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.004		0.004	0.001		0.000	[3]	0.000	[3]	0.000	[3]
Net realized loss	—		—	(0.001)		—		—		(0.000)	[3]
Total income from operations	0.004		0.004	0.000	[3]	0.000	[3]	0.000	[3]	0.000	[3]

Less distributions from:
Net investment income	(0.004)		(0.004)	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]
Total distributions	(0.004)		(0.004)	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]

Net asset value, end of period	$1.000		$1.000	$1.000		$1.000		$1.000		$1.000
Total return[4]	0.41%		0.45%	0.05%		0.02%		0.01%		0.01%

Net assets, end of period (000s)	$17,508		$21,148	$27,038		$76,131		$85,289		$97,449

Ratios to average net assets:
Gross expenses	1.13%[5]		1.14%	1.05%		0.87%		0.84%		0.82%[6]
Net expenses[7,8]	0.75	[5]	0.75	0.69		0.21		0.08		0.10
Net investment income	0.83	[5]	0.44	0.06		0.02		0.01		0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2019 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.81% for the year ended August 31, 2014.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

12	Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1]	2019[2]		2018	2017	2016		2015		2014

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.005		0.006	0.002	0.000	[3]	0.000	[3]	0.000	[3]
Net realized loss	—		—	(0.001)	—		—		(0.000)	[3]
Total income from operations	0.005		0.006	0.001	0.000	[3]	0.000	[3]	0.000	[3]

Less distributions from:
Net investment income	(0.005)		(0.006)	(0.001)	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]
Total distributions	(0.005)		(0.006)	(0.001)	(0.000)	[3]	(0.000)	[3]	(0.000)	[3]

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000
Total return[4]	0.49%		0.61%	0.15%	0.02%		0.01%		0.01%

Net assets, end of period (millions)	$106		$91	$38	$150		$172		$164

Ratios to average net assets:
Gross expenses	0.75%[5]		0.77%	0.82%	0.68%		0.62%		0.63%[6]
Net expenses[7,8]	0.60	[5]	0.60	0.60	0.22		0.08		0.10
Net investment income	0.97	[5]	0.63	0.15	0.02		0.01		0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2019 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.62% for the year ended August 31, 2014.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report	13

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the super-vision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

14	Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$123,277,020	—	$123,277,020

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

16	Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N and Class A shares did not exceed 0.75% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2019, fees waived and/or expenses reimbursed amounted to $112,998.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified

Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2019, such purchase and sale transactions were $81,575,000 and $77,245,000, respectively.

3. Derivative instruments and hedging activities

During the six months ended February 28, 2019, the Fund did not invest in derivative instruments.

4. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class N and Class A shares calculated at the annual rate of 0.25% and 0.10% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class N	$24,762	†	$24,307
Class A	49,268	‡	9,432
Total	$74,030		$33,739

†

Amount shown is exclusive of waivers. For the six months ended February 28, 2019, the service and/or distribution fees waived amounted to $11,886 for Class N shares. Such waivers are voluntary and may be reduced or terminated at any time.

‡	Amount shown is exclusive of expense reimbursements. For the six months ended February 28, 2019, the service and/or distribution fees reimbursed amounted to $1,144 for Class A shares.

For the six months ended February 28, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class N	$37,895
Class A	75,103
Total	$112,998

18	Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report

5. Distributions to shareholders by class

	Six Months Ended February 28, 2019	Year Ended August 31, 2018
Net Investment Income:
Class N	$81,982	$102,392
Class A	480,910	498,306
Total	$562,892	$600,698

6. Shares of beneficial interest

At February 28, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2019	Year Ended August 31, 2018
Class N
Shares sold	585,600	1,271,882
Shares issued on reinvestment	79,764	100,055
Shares repurchased	(4,305,782)	(7,246,822)
Net decrease	(3,640,418)	(5,874,885)

Class A
Shares sold	94,966,418	253,701,807
Shares issued on reinvestment	321,096	295,113
Shares repurchased	(80,695,675)	(200,643,636)
Net increase	14,591,839	53,353,284

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

7. Capital loss carryforward

As of August 31, 2018, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
8/31/2019	$(6,300)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $3,333, which have no expiration date, must be used first to offset any such gains.

Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

8. Recent accounting pronouncement

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

20	Western Asset New York Tax Free Money Market Fund 2019 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 5-6, 2018, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset New York Tax Free Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory

Western Asset New York Tax Free Money Market Fund	21

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of

22	Western Asset New York Tax Free Money Market Fund

Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as New York tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2018 was approximately equivalent to the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader

Western Asset New York Tax Free Money Market Fund	23

Board approval of management and subadvisory agreements (unaudited) (cont’d)

group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of New York tax-exempt money market funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2019.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

24	Western Asset New York Tax Free Money Market Fund

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. In addition, the Board noted the size of the Fund.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

Western Asset New York Tax Free Money Market Fund	25

Western Asset

New York Tax Free Money Market Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset New York Tax Free Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset New York Tax Free Money Market Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset New York Tax Free Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to con-duct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010871 4/19 SR19-3581

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 24, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2019